PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
4,838,402  Voya Intermediate
Bond Fund - Class R6
$ 43,448,854
9.0
1,592,892  Voya International
Index Portfolio - Class I
19,369,561
4.0
3,779,427  Voya Large Cap Value
Portfolio - Class R6
24,263,919
5.0
899,495  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,642,590
2.0
2,360,818  Voya Multi-Manager
International Equity
Fund - Class I
26,559,207
5.5
2,222,079  Voya Multi-Manager
Mid Cap Value Fund
- Class I
24,198,441
5.0
314,811  Voya Russell Large
Cap Growth Index
- Class I
24,190,084
5.0
2,047,511  Voya Short Term Bond
Fund - Class R6
19,328,501
4.0
204,308
(1)
Voya Small Cap
Growth Fund - Class
R6
9,720,965
2.0
880,497  Voya Small Company
Fund - Class R6
14,537,008
3.0
7,384,874  Voya U.S. Stock Index
Portfolio - Class I
147,919,022
30.5
2,001,224  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
19,231,758
4.0
692,667  VY
®
Invesco Comstock
Portfolio - Class I
14,636,063
3.0
1,667,166  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
48,397,833
10.0
2,257,906  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
24,069,277
5.0
154,515  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
14,508,988
3.0
Total Mutual Funds
(Cost $434,759,579)
484,022,071
100.0
Total Investments in
Securities
(Cost $434,759,579) $ 484,022,071 100.0
Assets in Excess of
Other Liabilities 25,662 0.0
Net Assets $ 484,047,733 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 484,022,071 $ — $ — $ 484,022,071
Total Investments, at fair value $ 484,022,071 $ — $ — $ 484,022,071
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 45,375,169 $ 6,165,227 $ (10,342,274) $ 2,250,732 $ 43,448,854 $ 1,536,915 $ (1,407,558) $ —
Voya International Index Portfolio
- Class I
— 19,838,616 (1,654,168) 1,185,113 19,369,561 396,995 37,710 —
Voya Large Cap Value Portfolio -
Class R6
21,321,788 3,896,382 (6,654,934) 5,700,683 24,263,919 49,715 (3,208,110) 1,188,629
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
14,010,087 1,007,758 (5,876,923) 501,668 9,642,590 — 547,370 —
Voya Multi-Manager International
Equity Fund - Class I
13,566,178 13,404,940 (3,107,273) 2,695,362 26,559,207 — (180,629) —
Voya Multi-Manager International
Factors Fund - Class I
18,334,990 878,506 (18,852,212) (361,284) — — 1,435,360 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
20,895,931 6,192,327 (4,569,910) 1,680,093 24,198,441 — 1,377,716 —
Voya Russell Large Cap Growth
Index - Class I
19,283,280 6,294,861 (3,764,565) 2,376,508 24,190,084 99,186 1,766,013 869,700
Voya Short Term Bond Fund -
Class R6
13,538,920 7,372,637 (1,808,833) 225,777 19,328,501 546,476 3,536 —
Voya Small Cap Growth Fund -
Class R6
9,583,248 60,206 (1,363,205) 1,440,716 9,720,965 — 299,232 —
Voya Small Company Fund - Class
R6
14,336,716 1,437,305 (2,384,296) 1,147,283 14,537,008 — 289,143 —
Voya U.S. Stock Index Portfolio -
Class I
134,732,287 30,262,968 (35,849,212) 18,772,979 147,919,022 117,584 (2,256,508) 10,850,373
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
17,967,120 3,695,352 (3,164,413) 733,699 19,231,758 840,072 (662,649) —
VY
®
Invesco Comstock Portfolio -
Class I
16,599,083 1,448,388 (4,023,741) 612,333 14,636,063 12,860 225,499 1,291,482
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
46,765,306 2,095,308 (5,720,488) 5,257,707 48,397,833 208,548 (248,168) 577,661
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
20,876,076 8,632,916 (8,764,467) 3,324,752 24,069,277 — (2,603,221) 2,426,228
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
19,162,434 2,047,236 (8,404,863) 1,704,181 14,508,988 — 368,642 1,337,042
$ 446,348,613 $ 114,730,933 $ (126,305,777) $ 49,248,302 $ 484,022,071 $ 3,808,351 $ (4,216,622) $ 18,541,115
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 51,078,949
Gross Unrealized Depreciation (1,816,457)
Net Unrealized Appreciation $ 49,262,492